FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Liquidity risk (Details) - Liquidity risk - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 178,245,585	$ 217,355,259
3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	110,603,107	109,721,232
Between one and three periods
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	114,794,174	96,605,465
Trade and other payables | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	43,324,868	35,989,362
Trade and other payables | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	52,824,723	60,443,242
Trade and other payables | Between one and three periods
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	47,869,314	48,481,726
Borrowings | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	30,244,937	78,084,912
Borrowings | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	54,889,081	41,643,214
Borrowings | Between one and three periods
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	53,802,032	38,198,026
Convertible notes | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	103,603,614	102,270,445
Leasing liabilities | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	1,072,166	1,010,540
Leasing liabilities | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	2,074,101	5,873,502
Leasing liabilities | Between one and three periods
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	12,766,847	9,527,939
Consideration for acquisition | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	815,202	1,761,274
Consideration for acquisition | Between one and three periods
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 355,981	$ 397,774